Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Comprehensive Loss
Net loss	$ (6,140,730)	$ (13,798,339)
Other comprehensive income (loss):
Foreign currency translation adjustments	(2,504)	(17,195)
Comprehensive loss	$ (6,143,234)	$ (13,815,534)